Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 59.9%
Aerospace & Defense - 0.6%
Northrop Grumman Corp.	5,914	$ 2,644,859
Raytheon Technologies Corp.	63,162	6,257,459
Textron, Inc.	30,630	2,278,260

		11,180,578

Air Freight & Logistics - 0.7%
FedEx Corp.	15,363	3,554,845
United Parcel Service, Inc., Class B	44,290	9,498,433

		13,053,278

Airlines - 0.1%
Southwest Airlines Co. (A)	43,133	1,975,491

Auto Components - 0.1%
Aptiv PLC (A)	7,860	940,921
Magna International, Inc.	25,474	1,638,233

		2,579,154

Automobiles - 1.5%
General Motors Co. (A)	45,745	2,000,886
Rivian Automotive, Inc., Class A (A)	8,969	450,603
Tesla, Inc. (A)	22,737	24,501,391

		26,952,880

Banks - 2.2%
Bank of America Corp.	178,052	7,339,304
Citigroup, Inc.	80,618	4,305,001
Fifth Third Bancorp	63,800	2,745,952
Regions Financial Corp.	129,916	2,891,930
SVB Financial Group (A)	2,899	1,621,846
Truist Financial Corp.	67,024	3,800,261
US Bancorp	135,735	7,214,315
Wells Fargo & Co.	211,677	10,257,867

		40,176,476

Beverages - 1.0%
Coca-Cola Co.	205,260	12,726,120
Constellation Brands, Inc., Class A	16,481	3,795,904
PepsiCo, Inc.	8,020	1,342,388

		17,864,412

Biotechnology - 1.6%
AbbVie, Inc.	90,032	14,595,088
Biogen, Inc. (A)	9,014	1,898,348
BioMarin Pharmaceutical, Inc. (A)	6,740	519,654
Moderna, Inc. (A)	4,300	740,718
Neurocrine Biosciences, Inc. (A)	6,830	640,313
Regeneron Pharmaceuticals, Inc. (A)	7,820	5,461,644
Vertex Pharmaceuticals, Inc. (A)	20,542	5,360,846

		29,216,611

Building Products - 0.4%
Masco Corp.	40,543	2,067,693
Trane Technologies PLC	38,464	5,873,453

		7,941,146

Capital Markets - 1.7%
Goldman Sachs Group, Inc.	12,629	4,168,833
Intercontinental Exchange, Inc.	26,538	3,506,201
Morgan Stanley	52,840	4,618,216

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
S&P Global, Inc.	21,252	$ 8,717,145
State Street Corp.	73,169	6,374,483
T. Rowe Price Group, Inc.	30,250	4,573,498

		31,958,376

Chemicals - 1.1%
Air Products & Chemicals, Inc.	6,566	1,640,909
Celanese Corp.	9,856	1,408,127
DuPont de Nemours, Inc.	27,654	2,034,781
Eastman Chemical Co.	32,632	3,656,742
Linde PLC	24,495	7,824,438
PPG Industries, Inc.	28,260	3,704,038

		20,269,035

Commercial Services & Supplies - 0.1%
Cintas Corp.	2,957	1,257,878

Communications Equipment - 0.1%
Motorola Solutions, Inc.	4,057	982,605

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,140	1,978,335

Consumer Finance - 0.3%
American Express Co.	17,810	3,330,470
Capital One Financial Corp.	24,101	3,164,220

		6,494,690

Containers & Packaging - 0.1%
Avery Dennison Corp.	9,653	1,679,332

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	50,038	17,658,911
Voya Financial, Inc.	13,989	928,170

		18,587,081

Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	67,771	3,452,255

Electric Utilities - 1.2%
Edison International	32,410	2,271,941
Evergy, Inc.	23,500	1,605,990
Exelon Corp.	117,279	5,585,999
FirstEnergy Corp.	76,390	3,503,245
NextEra Energy, Inc.	105,198	8,911,323

		21,878,498

Electrical Equipment - 0.3%
Eaton Corp. PLC	40,639	6,167,375

Energy Equipment & Services - 0.1%
Baker Hughes Co.	27,610	1,005,280

Entertainment - 0.4%
Netflix, Inc. (A)	14,440	5,409,080
Walt Disney Co. (A)	14,440	1,980,590

		7,389,670

Equity Real Estate Investment Trusts - 1.6%
Camden Property Trust	20,049	3,332,144
Equinix, Inc.	4,309	3,195,641
Equity Lifestyle Properties, Inc.	27,074	2,070,619
Host Hotels & Resorts, Inc.	55,280	1,074,090
Kimco Realty Corp.	74,520	1,840,644
Prologis, Inc.	52,213	8,431,355
SBA Communications Corp.	5,630	1,937,283
Sun Communities, Inc.	15,504	2,717,696

Transamerica Series Trust	Page 1

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc.	8,291	$ 475,655
Ventas, Inc.	57,410	3,545,642

		28,620,769

Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	7,650	4,405,252

Food Products - 0.3%
Mondelez International, Inc., Class A	87,788	5,511,331

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	57,033	6,750,426
ABIOMED, Inc. (A)	1,258	416,700
Baxter International, Inc.	49,360	3,827,374
Boston Scientific Corp. (A)	99,184	4,392,859
DexCom, Inc. (A)	2,648	1,354,717
Intuitive Surgical, Inc. (A)	11,613	3,503,410
Medtronic PLC	52,561	5,831,643
Zimmer Biomet Holdings, Inc.	31,319	4,005,700

		30,082,829

Health Care Providers & Services - 1.9%
Anthem, Inc.	16,248	7,981,343
Centene Corp. (A)	60,925	5,129,276
Humana, Inc.	5,020	2,184,553
McKesson Corp.	7,980	2,442,917
UnitedHealth Group, Inc.	33,253	16,958,032

		34,696,121

Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc. (A)	1,839	4,318,800
Chipotle Mexican Grill, Inc. (A)	830	1,313,085
Expedia Group, Inc. (A)	14,993	2,933,680
Hilton Worldwide Holdings, Inc. (A)	21,426	3,251,181
McDonald’s Corp.	41,790	10,333,831
Royal Caribbean Cruises Ltd. (A) (B)	6,160	516,085
Yum! Brands, Inc.	8,680	1,028,840

		23,695,502

Household Durables - 0.3%
D.R. Horton, Inc.	3,940	293,570
Lennar Corp., Class A	46,441	3,769,616
PulteGroup, Inc.	4,720	197,768
Toll Brothers, Inc.	22,310	1,049,016

		5,309,970

Household Products - 0.9%
Kimberly-Clark Corp.	25,358	3,123,091
Procter & Gamble Co.	88,639	13,544,039

		16,667,130

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	19,539	3,801,899

Insurance - 1.3%
Arthur J Gallagher & Co.	20,430	3,567,078
Chubb Ltd.	14,965	3,201,013
Hartford Financial Services Group, Inc.	68,613	4,927,100
Progressive Corp.	71,129	8,107,995
Prudential Financial, Inc.	21,660	2,559,562
Travelers Cos., Inc.	7,030	1,284,592

		23,647,340

Interactive Media & Services - 3.9%
Alphabet, Inc., Class A (A)	11,004	30,605,976
Alphabet, Inc., Class C (A)	8,409	23,486,253

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A (A)	68,973	$ 15,336,836
ZoomInfo Technologies, Inc. (A)	27,710	1,655,395

		71,084,460

Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (A)	13,962	45,515,422

IT Services - 2.8%
Accenture PLC, Class A	31,108	10,490,551
Affirm Holdings, Inc. (A) (B)	12,910	597,475
Automatic Data Processing, Inc.	18,620	4,236,795
FleetCor Technologies, Inc. (A)	12,827	3,194,692
International Business Machines Corp.	23,760	3,089,275
Mastercard, Inc., Class A	41,339	14,773,732
Shopify, Inc., Class A (A)	1,490	1,007,180
Visa, Inc., Class A	61,736	13,691,193

		51,080,893

Life Sciences Tools & Services - 1.0%
Danaher Corp.	13,490	3,957,021
Illumina, Inc. (A)	4,097	1,431,492
Thermo Fisher Scientific, Inc.	21,560	12,734,414

		18,122,927

Machinery - 1.5%
Deere & Co.	26,514	11,015,506
Dover Corp.	14,170	2,223,273
Ingersoll Rand, Inc.	31,770	1,599,620
Otis Worldwide Corp.	64,719	4,980,127
Parker-Hannifin Corp.	13,208	3,747,902
Stanley Black & Decker, Inc.	33,864	4,733,849

		28,300,277

Media - 0.7%
Charter Communications, Inc., Class A (A)	10,999	6,000,174
Comcast Corp., Class A	153,147	7,170,343
Fox Corp., Class A	6,620	261,159
Interpublic Group of Cos., Inc.	11,480	406,966

		13,838,642

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	34,990	1,740,403
Nucor Corp.	8,450	1,256,092

		2,996,495

Multi-Utilities - 0.5%
Ameren Corp.	19,260	1,805,818
CenterPoint Energy, Inc.	162,857	4,989,938
DTE Energy Co.	16,040	2,120,648

		8,916,404

Multiline Retail - 0.1%
Dollar General Corp.	4,270	950,630

Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc.	13,501	1,871,914
Chevron Corp.	58,382	9,506,341
ConocoPhillips	115,858	11,585,800
Coterra Energy, Inc.	21,991	593,097
Diamondback Energy, Inc.	44,042	6,037,277
EOG Resources, Inc.	35,998	4,292,041
Phillips 66	8,897	768,612
Pioneer Natural Resources Co.	24,935	6,234,498
Williams Cos., Inc.	14,970	500,148

		41,389,728

Transamerica Series Trust	Page 2

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	11,122	$ 3,028,743

Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	152,045	11,103,846
Eli Lilly & Co.	36,050	10,323,638
Johnson & Johnson	57,633	10,214,297
Merck & Co., Inc.	40,878	3,354,040
Pfizer, Inc.	80,674	4,176,493

		39,172,314

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	15,610	1,371,182
Leidos Holdings, Inc.	32,872	3,550,834

		4,922,016

Road & Rail - 0.7%
Lyft, Inc., Class A (A)	30,397	1,167,245
Norfolk Southern Corp.	21,477	6,125,670
Uber Technologies, Inc. (A)	9,090	324,331
Union Pacific Corp.	16,752	4,576,814

		12,194,060

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (A)	70,793	7,740,507
Analog Devices, Inc.	43,149	7,127,352
Applied Materials, Inc.	29,700	3,914,460
KLA Corp.	4,260	1,559,416
Lam Research Corp.	13,766	7,400,739
Microchip Technology, Inc.	35,390	2,659,205
Micron Technology, Inc.	30,732	2,393,715
NVIDIA Corp.	64,036	17,472,863
NXP Semiconductors NV	31,619	5,852,044
QUALCOMM, Inc.	20,034	3,061,596
Texas Instruments, Inc.	67,610	12,405,083

		71,586,980

Software - 5.3%
Ceridian HCM Holding, Inc. (A)	5,110	349,320
Fortinet, Inc. (A)	3,996	1,365,593
Intuit, Inc.	17,324	8,330,072
Microsoft Corp.	246,910	76,124,822
Oracle Corp.	46,930	3,882,519
salesforce.com, Inc. (A)	17,019	3,613,474
Workday, Inc., Class A (A)	16,462	3,941,990

		97,607,790

Specialty Retail - 1.8%
AutoNation, Inc. (A)	6,440	641,295
AutoZone, Inc. (A)	1,015	2,075,249
Best Buy Co., Inc.	42,113	3,828,072
Burlington Stores, Inc. (A) (B)	5,020	914,493
Home Depot, Inc.	20,484	6,131,476
Lowe’s Cos., Inc.	49,655	10,039,744
O’Reilly Automotive, Inc. (A)	9,850	6,746,856
TJX Cos., Inc.	52,650	3,189,537

		33,566,722

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	449,380	78,466,242
Seagate Technology Holdings PLC	54,371	4,887,953

		83,354,195

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	53,631	$ 7,216,587

Tobacco - 0.4%
Altria Group, Inc.	79,339	4,145,463
Philip Morris International, Inc.	44,837	4,211,988

		8,357,451

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (A)	41,420	5,316,257

Total Common Stocks (Cost $724,728,532)		1,098,997,572

PREFERRED STOCKS - 0.0% (C)
Banks - 0.0% (C)
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 6.67% (D)	14,621	400,616

Electric Utilities - 0.0% (C)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (D)	1,280	30,502

Total Preferred Stocks (Cost $434,660)		431,118

	Principal	Value
ASSET-BACKED SECURITIES - 2.6%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 374,800	389,690
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (E)	610,777	586,955
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	208,353	208,359
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month LIBOR + 1.00%, 1.24% (D), 10/18/2030 (E)	3,380,000	3,367,382
Series 2017-3A, Class A1,
3-Month LIBOR + 1.22%, 1.47% (D), 07/20/2030 (E)	2,500,000	2,493,185
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (E)	1,352,319	1,225,842
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (E)	1,423,497	1,305,388
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (E)	1,859,538	1,740,966
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (E)	89,207	89,133
ICG US CLO Ltd.
Series 2014-1A, Class A1A2,
3-Month LIBOR + 1.20%, 1.45% (D), 10/20/2034 (E)	2,600,000	2,567,050
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	618,794	623,245

Transamerica Series Trust	Page 3

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	$ 1,204,735	$ 1,184,776
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	156,048	157,089
Longfellow Place CLO Ltd.
Series 2013-1A, Class AR3,
3-Month LIBOR + 1.00%, 1.24% (D), 04/15/2029 (E)	687,829	685,307
MVW LLC
Series 2021-1WA, Class A,
1.14%, 01/22/2041 (E)	526,839	499,535
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (E)	229,523	226,711
New Residential Advance Receivables Trust
Series 2020-APT1, Class AT1,
1.03%, 12/16/2052 (E)	820,000	808,303
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (E)	900,000	881,130
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (E)	4,803,000	4,669,295
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (E)	84,000	83,645
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 1.44% (D), 01/20/2031 (E)	1,400,000	1,394,399
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (E)	4,779,768	4,779,907
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (E)	54,355	54,360
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	421,783	421,622
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	78,628	78,780
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	64,332	64,437
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	231,136	226,925
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 1.35% (D), 07/20/2030 (E)	1,900,000	1,892,902
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class A,
3.20%, 01/20/2036 (E)	226,589	225,881
Series 2020-2A, Class A,
1.33%, 07/20/2037 (E)	874,827	838,748
Series 2021-1A, Class A,
0.99%, 11/20/2037 (E)	1,592,265	1,521,119
SPS Servicer Advance Receivables Trust II
Series 2020-T1, Class AT1,
1.28%, 11/15/2052 (E)	558,667	554,373
Towd Point Mortgage Trust
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	63,561	63,501
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	100,699	100,674
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	595,835	595,834

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	$ 216,790	$ 216,912
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	209,308	209,489
Series 2017-4, Class A1,
2.75% (D), 06/25/2057 (E)	957,324	950,445
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	799,470	791,825
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	609,104	606,919
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	1,231,413	1,208,116
Series 2019-1, Class A1,
3.66% (D), 03/25/2058 (E)	2,179,052	2,174,409
Series 2020-4, Class A1,
1.75%, 10/25/2060 (E)	2,103,113	1,986,885
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (E)	2,000,000	1,905,740
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	96,477	95,420
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	387,774	382,608
Wellfleet CLO Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 1.39% (D), 10/20/2028 (E)	855,909	851,812

Total Asset-Backed Securities (Cost $49,281,087)		47,987,028

CORPORATE DEBT SECURITIES - 13.7%
Aerospace & Defense - 0.3%
BAE Systems PLC
3.40%, 04/15/2030 (E)	603,000	594,252
Boeing Co.
3.50%, 03/01/2039	2,022,000	1,740,645
5.15%, 05/01/2030	1,495,000	1,594,542
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028 (E)	1,640,000	1,485,382

		5,414,821

Air Freight & Logistics - 0.1%
GXO Logistics, Inc.
2.65%, 07/15/2031 (E)	2,268,000	1,966,870

Airlines - 0.3%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	639,909	608,061
3.70%, 04/01/2028	558,452	539,564
JetBlue Pass-Through Trust
2.75%, 11/15/2033	1,500,026	1,405,668
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027 (E)	1,257,427	1,310,868
United Airlines Pass-Through Trust
3.75%, 03/03/2028	987,988	965,012

		4,829,173

Transamerica Series Trust	Page 4

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Auto Components - 0.1%
Aptiv PLC / Aptiv Corp.
3.25%, 03/01/2032	$ 769,000	$ 728,968
BorgWarner, Inc.
3.38%, 03/15/2025 (B)	717,000	720,301

		1,449,269

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	303,000	312,353
6.25%, 10/02/2043	820,000	933,821

		1,246,174

Banks - 1.3%
ABN AMRO Bank NV
Fixed until 12/13/2031, 3.32% (D), 03/13/2037 (E)	1,200,000	1,090,730
Banco Santander SA
2.75%, 12/03/2030	800,000	704,236
Bank of America Corp.
Fixed until 09/21/2031, 2.48% (D), 09/21/2036	2,910,000	2,502,311
Fixed until 06/19/2040, 2.68% (D), 06/19/2041	703,000	591,558
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	1,774,000	1,759,030
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (D), 10/27/2028	3,305,000	3,279,298
Commerzbank AG
8.13%, 09/19/2023 (E)	2,586,000	2,733,916
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (D), 06/01/2032 (E)	434,000	384,405
5.02%, 06/26/2024 (E)	615,000	620,314
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (D), 05/13/2031	2,540,000	2,376,977
Fixed until 02/01/2027, 3.78% (D), 02/01/2028	869,000	881,383
4.13%, 12/15/2026	1,415,000	1,466,262
UniCredit SpA
Fixed until 06/03/2031, 3.13% (D), 06/03/2032 (E)	1,913,000	1,682,098
Wells Fargo & Co.
Fixed until 03/24/2027, 3.53% (D), 03/24/2028	419,000	417,854
Fixed until 03/15/2026 (F), 3.90% (D)	517,000	494,536
4.10%, 06/03/2026	2,390,000	2,457,990
Fixed until 06/15/2024 (F), 5.90% (D)	585,000	589,387

		24,032,285

Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,226,000	1,282,728
4.75%, 01/23/2029	1,161,000	1,258,857
Constellation Brands, Inc.
3.15%, 08/01/2029	581,000	560,331
3.70%, 12/06/2026	276,000	278,771
Keurig Dr. Pepper, Inc.
3.20%, 05/01/2030	1,535,000	1,487,995

		4,868,682

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	$ 666,000	$ 668,579
4.05%, 11/21/2039	908,000	930,990
Amgen, Inc.
2.00%, 01/15/2032	1,229,000	1,089,194
Gilead Sciences, Inc.
4.15%, 03/01/2047	285,000	292,903

		2,981,666

Building Products - 0.3%
Carlisle Cos., Inc.
2.20%, 03/01/2032	1,124,000	979,402
3.75%, 12/01/2027	1,047,000	1,064,502
Carrier Global Corp.
2.72%, 02/15/2030	1,089,000	1,023,661
Owens Corning
7.00%, 12/01/2036	1,720,000	2,166,259

		5,233,824

Capital Markets - 0.6%
Charles Schwab Corp.
Fixed until 06/01/2026 (F), 4.00% (D)	2,126,000	2,035,645
Credit Suisse Group AG
Fixed until 09/11/2024, 2.59% (D), 09/11/2025 (E)	1,088,000	1,051,951
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (D), 11/26/2025	681,000	681,129
Fixed until 04/08/2030, 5.88% (D), 07/08/2031	1,142,000	1,183,824
Goldman Sachs Group, Inc.
6.75%, 10/01/2037	1,231,000	1,551,525
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.63%, 10/15/2031	1,483,000	1,336,893
Morgan Stanley
Fixed until 12/10/2025, 0.99% (D), 12/10/2026	545,000	500,524
Fixed until 09/16/2031, 2.48% (D), 09/16/2036	1,549,000	1,327,096
5.00%, 11/24/2025	847,000	894,002

		10,562,589

Chemicals - 0.1%
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (E)	1,097,000	980,574

Commercial Services & Supplies - 0.3%
ADT Security Corp.
4.13%, 08/01/2029 (E)	1,193,000	1,106,746
Ashtead Capital, Inc.
2.45%, 08/12/2031 (E)	653,000	573,820
4.25%, 11/01/2029 (E)	733,000	729,484
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	565,000	564,706
3.30%, 12/01/2026 (E)	628,000	625,662
3.85%, 11/15/2024 (E)	661,000	672,682
Triton Container International Ltd. / TAL International Container Corp.
3.25%, 03/15/2032	2,317,000	2,134,258

		6,407,358

Construction & Engineering - 0.0% (C)
Quanta Services, Inc.
2.90%, 10/01/2030	822,000	760,629

Transamerica Series Trust	Page 5

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.7%
Ally Financial, Inc.
8.00%, 11/01/2031	$ 1,641,000	$ 2,061,248
BMW US Capital LLC
2.80%, 04/11/2026 (E)	1,630,000	1,610,092
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,545,000	1,498,650
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (E)	1,469,000	1,284,778
Toyota Motor Credit Corp.
0.23%, 04/11/2022	5,000,000	4,999,488
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (E)	748,000	665,271

		12,119,527

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	931,000	882,800
2.85%, 02/01/2032	652,000	609,476

		1,492,276

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.85%, 10/29/2041	1,530,000	1,347,394
4.45%, 04/03/2026	1,562,000	1,577,493
4.50%, 09/15/2023	1,074,000	1,082,609
Aviation Capital Group LLC
1.95%, 01/30/2026 (E)	726,000	668,080
5.50%, 12/15/2024 (E)	2,174,000	2,239,642
Element Fleet Management Corp.
1.60%, 04/06/2024 (E)	639,000	616,710
3.85%, 06/15/2025 (E)	831,000	832,707

		8,364,635

Diversified Telecommunication Services - 0.2%
Level 3 Financing, Inc.
3.40%, 03/01/2027 (E)	887,000	835,998
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	203,005
Verizon Communications, Inc.
1.68%, 10/30/2030	1,623,000	1,415,342
2.99%, 10/30/2056	2,614,000	2,150,152

		4,604,497

Electric Utilities - 0.6%
American Electric Power Co., Inc.
2.95%, 12/15/2022	918,000	921,617
Appalachian Power Co.
3.40%, 06/01/2025	505,000	510,622
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	104,000	120,014
DTE Electric Co.
4.30%, 07/01/2044	2,122,000	2,244,940
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	2,627,000	2,533,134
Duke Energy Progress LLC
3.60%, 09/15/2047	1,265,000	1,243,910
Entergy Arkansas LLC
3.70%, 06/01/2024	245,000	250,385
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	69,000	82,338
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,026,000	884,532

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PacifiCorp
3.60%, 04/01/2024	$ 888,000	$ 901,543
5.75%, 04/01/2037	138,000	162,450
Public Service Electric & Gas Co.
3.00%, 05/15/2025	515,000	513,141

		10,368,626

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
2.95%, 02/15/2032	869,000	798,183
Keysight Technologies, Inc.
4.60%, 04/06/2027	1,269,000	1,331,737
Sensata Technologies BV
4.00%, 04/15/2029 (E)	200,000	190,446
Sensata Technologies, Inc.
4.38%, 02/15/2030 (E)	697,000	669,120

		2,989,486

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (E)	1,677,000	1,697,100
Schlumberger Investment SA
3.65%, 12/01/2023	121,000	123,018

		1,820,118

Equity Real Estate Investment Trusts - 1.1%
American Tower Trust #1
3.65%, 03/23/2028 (E)	775,000	784,561
Broadstone Net Lease LLC
2.60%, 09/15/2031	1,867,000	1,662,728
Corporate Office Properties LP
2.00%, 01/15/2029	384,000	337,882
2.25%, 03/15/2026	519,000	495,101
2.75%, 04/15/2031	262,000	235,234
Host Hotels & Resorts LP
2.90%, 12/15/2031	947,000	847,440
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032 (E) (G)	713,000	728,271
Office Properties Income Trust
3.45%, 10/15/2031	1,107,000	953,868
Physicians Realty LP
2.63%, 11/01/2031	1,347,000	1,215,426
Piedmont Operating Partnership LP
2.75%, 04/01/2032	898,000	800,285
SBA Tower Trust
1.63%, 05/15/2051 (E)	2,146,000	2,019,287
1.88%, 07/15/2050 (E)	1,309,000	1,236,287
2.84%, 01/15/2050 (E)	3,421,000	3,367,667
3.45%, 03/15/2048 (E)	1,525,000	1,525,301
Simon Property Group LP
2.20%, 02/01/2031	1,088,000	979,222
Ventas Realty LP
3.25%, 10/15/2026	1,292,000	1,280,879
Weyerhaeuser Co.
4.00%, 04/15/2030	1,286,000	1,324,444

		19,793,883

Food & Staples Retailing - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (E)	1,872,000	1,612,560
Sysco Corp.
3.30%, 07/15/2026	1,250,000	1,257,107

		2,869,667

Transamerica Series Trust	Page 6

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.2%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	$ 1,353,000	$ 1,244,857
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 02/02/2029 (E)	1,097,000	1,013,354
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (E)	1,508,000	1,319,500

		3,577,711

Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
2.75%, 09/23/2026 (E)	944,000	915,261
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	1,316,000	1,268,221
Koninklijke Philips NV
5.00%, 03/15/2042	569,000	623,816

		2,807,298

Health Care Providers & Services - 0.6%
Anthem, Inc.
2.25%, 05/15/2030	886,000	813,739
Centene Corp.
3.00%, 10/15/2030	1,425,000	1,314,202
3.38%, 02/15/2030	850,000	799,000
Cigna Corp.
2.40%, 03/15/2030	893,000	825,903
CVS Health Corp.
2.70%, 08/21/2040	1,152,000	983,188
3.75%, 04/01/2030	1,615,000	1,643,446
HCA, Inc.
4.13%, 06/15/2029	564,000	574,949
5.25%, 04/15/2025	376,000	396,291
5.50%, 06/15/2047	737,000	831,250
Health Care Service Corp.
2.20%, 06/01/2030 (E)	1,180,000	1,072,301
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	736,000	708,081
Molina Healthcare, Inc.
3.88%, 05/15/2032 (E)	626,000	595,295
4.38%, 06/15/2028 (E)	771,000	758,853

		11,316,498

Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc.
2.95%, 03/15/2031	331,000	306,200
3.80%, 02/15/2028	901,000	897,751
Hyatt Hotels Corp.
1.80%, 10/01/2024	593,000	571,073
Magallanes, Inc.
5.05%, 03/15/2042 (E)	1,638,000	1,673,709

		3,448,733

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	1,399,000	1,405,870

Industrial Conglomerates - 0.0% (C)
General Electric Co.
4.13%, 10/09/2042	690,000	683,217

Insurance - 0.7%
American International Group, Inc.
3.88%, 01/15/2035	794,000	809,211
Enstar Group Ltd.
3.10%, 09/01/2031	2,353,000	2,104,808

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031	$ 2,219,000	$ 2,076,517
Global Atlantic Finance Co.
3.13%, 06/15/2031 (E)	2,351,000	2,100,547
Ohio National Financial Services, Inc.
5.80%, 01/24/2030 (E)	2,287,000	2,359,344
6.63%, 05/01/2031 (E)	635,000	682,407
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (D), 10/01/2050	1,511,000	1,384,680
Reinsurance Group of America, Inc.
3-Month LIBOR + 2.67%, 3.49% (D), 12/15/2065	2,438,000	2,194,200

		13,711,714

Interactive Media & Services - 0.1%
Baidu, Inc.
4.38%, 05/14/2024	1,533,000	1,560,255
Tencent Holdings Ltd.
3.28%, 04/11/2024 (E)	1,322,000	1,315,363

		2,875,618

IT Services - 0.1%
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (E)	1,203,000	1,077,708

Machinery - 0.1%
Flowserve Corp.
2.80%, 01/15/2032	1,123,000	993,397

Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	649,000	616,193
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (E)	525,000	519,325
Comcast Corp.
2.94%, 11/01/2056 (E)	594,000	490,181
NBCUniversal Media LLC
4.45%, 01/15/2043	726,000	780,923
Paramount Global
4.20%, 05/19/2032	970,000	971,520

		3,378,142

Metals & Mining - 0.3%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	1,036,000	1,039,668
4.75%, 04/10/2027 (E)	365,000	379,130
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,740,000	1,759,140
4.55%, 11/14/2024	736,000	758,610
Glencore Funding LLC
2.63%, 09/23/2031 (E)	1,199,000	1,072,676

		5,009,224

Multi-Utilities - 0.1%
Black Hills Corp.
4.25%, 11/30/2023	1,018,000	1,038,008
CMS Energy Corp.
3.88%, 03/01/2024	80,000	81,085
4.88%, 03/01/2044	185,000	204,534
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	597,000	598,323

		1,921,950

Transamerica Series Trust	Page 7

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 1.1%
Boardwalk Pipelines LP
3.40%, 02/15/2031	$ 647,000	$ 611,976
BP Capital Markets PLC
3.12%, 05/04/2026	2,119,000	2,122,150
Chevron USA, Inc.
3.25%, 10/15/2029	1,047,000	1,064,267
Energy Transfer LP
4.90%, 02/01/2024	605,000	621,459
5.15%, 02/01/2043	734,000	721,703
5.95%, 10/01/2043	680,000	726,374
7.60%, 02/01/2024	534,000	570,135
Enterprise Products Operating LLC
4.25%, 02/15/2048	2,275,000	2,283,393
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	1,190,000	1,212,594
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,967,000	2,085,020
Petroleos Mexicanos
6.50%, 01/23/2029	656,000	649,991
6.84%, 01/23/2030	1,509,000	1,501,591
6.88%, 08/04/2026	400,000	418,428
7.69%, 01/23/2050	166,000	145,043
Pioneer Natural Resources Co.
2.15%, 01/15/2031	1,336,000	1,204,149
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	1,050,000	1,014,844
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	615,000	632,537
Saudi Arabian Oil Co.
1.25%, 11/24/2023 (E)	214,000	208,985
Shell International Finance BV
2.50%, 09/12/2026	1,677,000	1,655,174
3.75%, 09/12/2046	244,000	246,640
Williams Cos., Inc.
5.40%, 03/04/2044	117,000	128,540

		19,824,993

Personal Products - 0.1%
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027 (E)	1,700,000	1,703,128

Pharmaceuticals - 0.3%
Astrazeneca Finance LLC
1.20%, 05/28/2026	591,000	548,647
AstraZeneca PLC
4.38%, 08/17/2048	758,000	860,087
Bayer US Finance II LLC
4.38%, 12/15/2028 (E)	890,000	911,605
Bristol-Myers Squibb Co.
1.45%, 11/13/2030 (B)	983,000	859,175
Royalty Pharma PLC
2.20%, 09/02/2030	1,137,000	994,207
Viatris, Inc.
2.30%, 06/22/2027	762,000	694,626

		4,868,347

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	1,305,000	1,290,204
Experian Finance PLC
2.75%, 03/08/2030 (E)	1,000,000	949,126

		2,239,330

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.
4.38%, 05/01/2026 (E)	$ 1,705,000	$ 1,684,046
5.50%, 01/15/2026 (E)	682,000	704,683

		2,388,729

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
1.95%, 02/15/2028 (E)	462,000	416,723
KLA Corp.
3.30%, 03/01/2050	1,214,000	1,142,833
Lam Research Corp.
3.75%, 03/15/2026	1,025,000	1,054,448
Microchip Technology, Inc.
0.98%, 09/01/2024 (E)	1,044,000	989,313
Micron Technology, Inc.
2.70%, 04/15/2032	1,761,000	1,594,251
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.25%, 11/30/2051 (E)	563,000	475,884
3.40%, 05/01/2030 (E)	432,000	420,802
QUALCOMM, Inc.
3.25%, 05/20/2027 - 05/20/2050	1,830,000	1,815,992
Skyworks Solutions, Inc.
1.80%, 06/01/2026	922,000	857,413
TSMC Global Ltd.
1.38%, 09/28/2030 (E)	2,651,000	2,257,347

		11,025,006

Software - 0.2%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	221,000	202,993
Infor, Inc.
1.75%, 07/15/2025 (E)	1,376,000	1,295,308
Workday, Inc.
3.50%, 04/01/2027 (E)	1,586,000	1,589,136

		3,087,437

Specialty Retail - 0.1%
Lowe’s Cos., Inc.
3.75%, 04/01/2032 (E)	1,160,000	1,173,449

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.65%, 05/11/2050	936,000	814,768
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	1,023,000	1,109,422
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023	806,000	825,944
Seagate HDD Cayman
4.13%, 01/15/2031	1,663,000	1,575,692
Western Digital Corp.
2.85%, 02/01/2029	1,760,000	1,613,622

		5,939,448

Tobacco - 0.2%
Altria Group, Inc.
2.45%, 02/04/2032	1,255,000	1,091,103
BAT Capital Corp.
2.26%, 03/25/2028	1,886,000	1,695,294
4.91%, 04/02/2030	777,000	800,441
BAT International Finance PLC
4.45%, 03/16/2028	1,033,000	1,036,932

		4,623,770

Transamerica Series Trust	Page 8

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
4.38%, 07/16/2042	$ 250,000	$ 261,390
Rogers Communications, Inc.
3.80%, 03/15/2032 (E)	1,892,000	1,874,397
Sprint Corp.
7.88%, 09/15/2023	625,000	664,063
T-Mobile USA, Inc.
3.50%, 04/15/2031	1,198,000	1,129,115
3.88%, 04/15/2030	2,279,000	2,288,027

		6,216,992

Total Corporate Debt Securities (Cost $263,687,172)		250,454,338

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.0% (C)
Brazil Government International Bond
4.25%, 01/07/2025	480,000	494,011

Chile - 0.1%
Chile Government International Bond
3.50%, 01/25/2050	675,000	617,942

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	305,000	305,189
4.50%, 01/28/2026	1,125,000	1,123,729

		1,428,918

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	1,810,000	1,922,083

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,883,000	1,917,421

Panama - 0.0% (C)
Panama Government International Bond
3.88%, 03/17/2028	550,000	561,842

Peru - 0.0% (C)
Peru Government International Bond
7.35%, 07/21/2025	160,000	181,243

Poland - 0.0% (C)
Republic of Poland Government International Bond
3.00%, 03/17/2023 (B)	405,000	407,080

Qatar - 0.0% (C)
Qatar Government International Bond
3.88%, 04/23/2023 (E)	200,000	203,496

Total Foreign Government Obligations (Cost $7,758,314)		7,734,036

MORTGAGE-BACKED SECURITIES - 3.0%
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	681,274	679,875
Series 2012-TFT, Class C,
3.56% (D), 06/05/2030 (E)	1,390,000	1,244,781
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.60% (D), 11/05/2036 (E)	3,935,000	58,504

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	$ 1,150,000	$ 1,148,488
CIM Trust
Series 2021-R6, Class A1,
1.43% (D), 07/25/2061 (E)	3,237,975	3,045,415
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	94,583	94,894
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	285,000	288,099
Series 2015-GC27, Class B,
3.77%, 02/10/2048	600,000	587,078
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	467,634	465,863
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	1,648,000	1,678,712
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	142,335	141,548
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,900,000	1,920,979
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,400,000	2,427,777
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	4,500,000	4,425,090
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	1,690,000	1,666,259
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (D), 01/25/2060 (E)	2,659,891	2,446,469
Series 2021-RPL6, Class A1,
2.00% (D), 10/25/2060 (E)	2,112,400	2,002,173
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2007-RMP1, Class A2,
1-Month LIBOR + 0.15%, 0.61% (D), 12/25/2036	77,723	76,495
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (E)	2,200,000	2,148,222
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	1,830,837	1,818,005
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	800,000	777,088
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	4,963,049	4,069,700
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (D), 04/25/2058 (E)	114,996	115,801
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	2,010,000	2,013,775
Series 2013-C11, Class B,
4.35% (D), 08/15/2046	945,000	683,117
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	130,945	127,487

Transamerica Series Trust	Page 9

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	$ 124,997	$ 125,134
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	432,375	429,455
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	128,022	127,866
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	248,021	247,422
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	277,222	277,307
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	432,118	428,831
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	580,625	585,945
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	679,453	681,315
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	670,096	672,241
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	1,024,919	1,028,628
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	717,953	719,597
Series 2018-1A, Class A1A,
4.00% (D), 12/25/2057 (E)	788,123	795,100
Series 2018-RPL1, Class A1,
3.50% (D), 12/25/2057 (E)	443,380	444,272
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	1,685,098	1,677,598
Series 2019-5A, Class A1B,
3.50% (D), 08/25/2059 (E)	1,878,475	1,871,551
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	2,169,000	2,159,244
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	1,911,000	1,760,501
Towd Point Mortgage Trust
Series 2021-1, Class A1,
2.25% (D), 11/25/2061 (E)	2,992,128	2,883,663
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	916,000	914,450

Total Mortgage-Backed Securities (Cost $57,404,140)		53,981,814

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (C)
Georgia - 0.0% (C)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	48,000	64,060

Total Municipal Government Obligation (Cost $52,709)		64,060

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.7%
Federal Home Loan Mortgage Corp.
5.00%, 02/01/2024 - 08/01/2035	273,062	295,623
5.50%, 07/01/2037 - 06/01/2041	69,565	76,264
6.00%, 12/01/2037	26,347	29,433
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	4,208,000	3,768,818
2.89%, 06/25/2027	773,095	778,496
3.01%, 07/25/2025	4,592,000	4,628,032

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
3.06% (D), 08/25/2024	$ 3,589,133	$ 3,601,836
3.46% (D), 08/25/2023	1,500,000	1,520,415
3.49%, 01/25/2024	2,260,000	2,289,906
Federal National Mortgage Association
12-Month LIBOR + 1.52%, 1.82% (D), 02/01/2043	45,230	45,410
3.33% (D), 10/25/2023	130,125	130,784
3.50%, 07/01/2028 - 01/01/2029	209,137	215,137
4.00%, 06/01/2042	60,276	63,112
4.50%, 02/01/2025 - 06/01/2026	69,333	71,303
5.00%, 04/01/2039 - 11/01/2039	969,983	1,035,804
5.50%, 04/01/2037 - 12/01/2041	518,913	571,076
6.00%, 08/01/2036 - 06/01/2041	906,122	1,011,461
6.50%, 05/01/2040	70,589	77,965
Government National Mortgage Association, Interest Only STRIPS
0.64% (D), 02/16/2053	351,354	6,668
Tennessee Valley Authority
5.88%, 04/01/2036	1,170,000	1,532,232
Uniform Mortgage-Backed Security
2.00%, TBA (G)	39,077,000	36,988,858
2.50%, TBA (G)	48,350,000	46,365,650
3.00%, TBA (G)	27,065,000	26,503,215
3.50%, TBA (G)	18,746,000	18,793,231
4.00%, TBA (G)	9,738,000	9,947,976

Total U.S. Government Agency Obligations (Cost $164,903,194)		160,348,705

U.S. GOVERNMENT OBLIGATIONS - 10.3%
U.S. Treasury - 9.1%
U.S. Treasury Bond
1.25%, 05/15/2050	9,326,000	6,969,728
1.38%, 08/15/2050	999,000	770,557
1.88%, 02/15/2051 - 11/15/2051	7,917,000	6,934,643
2.00%, 02/15/2050	1,923,000	1,732,728
2.25%, 08/15/2046	2,996,000	2,807,931
2.38%, 05/15/2051	1,595,000	1,563,598
2.50%, 02/15/2045 - 05/15/2046	9,156,000	8,963,856
2.75%, 08/15/2042 - 11/15/2047	6,456,000	6,672,796
2.88%, 08/15/2045 - 05/15/2049	5,599,900	5,867,101
3.00%, 05/15/2042 - 02/15/2049	5,339,600	5,794,090
3.13%, 02/15/2042 - 05/15/2048	7,962,000	8,612,426
3.63%, 02/15/2044	1,093,700	1,273,904
5.25%, 02/15/2029	2,086,000	2,459,769
U.S. Treasury Note
0.13%, 12/31/2022 - 05/31/2023	9,183,000	9,045,393
0.25%, 05/31/2025	1,239,000	1,154,303
0.25%, 08/31/2025 (B)	4,435,000	4,108,265
0.63%, 05/15/2030 - 08/15/2030	10,436,000	9,087,216
0.88%, 06/30/2026	2,461,100	2,301,513
1.13%, 02/15/2031	6,550,000	5,917,260
1.38%, 11/15/2031	4,625,000	4,245,606
1.50%, 08/15/2026 - 02/15/2030	10,524,000	9,978,251
1.63%, 02/15/2026 - 05/15/2031	11,857,300	11,249,555
1.63%, 05/15/2026 (B)	2,654,000	2,563,909
1.75%, 05/15/2023 (B)	4,319,000	4,314,107
1.88%, 02/15/2032 (B)	9,116,000	8,755,633
2.13%, 06/30/2022	1,047,000	1,051,008
2.25%, 11/15/2025 (B)	2,501,800	2,479,225
2.25%, 11/15/2027	2,072,200	2,050,669
2.38%, 01/31/2023	1,374,400	1,384,117
2.50%, 08/15/2023 - 05/15/2024	7,153,000	7,183,230
2.63%, 02/15/2029	791,000	801,413

Transamerica Series Trust	Page 10

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
2.88%, 05/15/2028 - 08/15/2028	$ 13,804,300	$ 14,146,870
3.13%, 11/15/2028	3,927,600	4,093,909

		166,334,579

U.S. Treasury Inflation-Protected Securities - 1.2%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 07/15/2030	3,637,391	3,874,295
0.25%, 02/15/2050	2,771,414	2,956,283
0.63%, 01/15/2024	7,410,761	7,800,549
1.75%, 01/15/2028	1,618,042	1,856,545
2.50%, 01/15/2029	5,396,406	6,588,148

		23,075,820

Total U.S. Government Obligations (Cost $195,636,593)		189,410,399

COMMERCIAL PAPER - 6.7%
Banks - 2.4%
Australia & New Zealand Banking Group Ltd.
0.98% (H), 06/10/2022	4,215,000	4,208,491
Bedford Row Funding Corp.
0.30% (H), 05/09/2022	4,200,000	4,196,606
Korea Development Bank
0.84% (H), 06/08/2022	6,500,000	6,490,855
Mackinac Funding Co. LLC
0.68% (H), 06/02/2022	7,750,000	7,738,323
Macquarie Bank Ltd.
0.68% (H), 06/06/2022	7,500,000	7,487,982
Royal Bank of Canada
1.02% (H), 06/15/2022	7,163,000	7,148,846
Standard Chartered Bank
1.10% (H), 06/14/2022	7,000,000	6,990,010

		44,261,113

Capital Markets - 0.4%
Cedar Springs Capital Co. LLC
0.39% (H), 05/02/2022	7,000,000	6,996,186

Diversified Financial Services - 3.2%
Atlantic Asset Securitization LLC
0.24% (H), 04/20/2022	5,000,000	4,998,742
Barton Capital SA
0.24% (H), 04/07/2022	7,500,000	7,499,533
Fairway Finance Co. LLC
0.30% (H), 05/03/2022	7,500,000	7,495,600
LaFayette Asset Securitization LLC
0.71% (H), 06/02/2022	2,500,000	2,496,408
Lexington Parker Capital Co. LLC
0.53% (H), 05/16/2022	7,500,000	7,493,225
Old Line Funding LLC
0.53% (H), 05/24/2022	3,919,000	3,914,532
Ridgefield Funding Co. LLC
1.02% (H), 06/10/2022	7,000,000	6,987,892
Sheffield Receivables Co. LLC
1.02% (H), 06/08/2022	7,250,000	7,238,008
Starbird Funding Corp.
0.31% (H), 05/13/2022	6,450,000	6,444,707
Victory Receivables Corp.
0.49% (H), 05/03/2022	2,750,000	2,748,311
0.56% (H), 05/05/2022	2,500,000	2,498,340

		59,815,298

	Principal	Value
COMMERCIAL PAPER (continued)
Electric Utilities - 0.1%
Siemens Capital Co. LLC
0.32% (H), 05/16/2022	$ 1,750,000	$ 1,748,911

Food Products - 0.2%
Britannia Funding Co. LLC
0.36% (H), 05/13/2022	3,100,000	3,097,345

Software - 0.4%
Manhattan Asset Funding Co. LLC
0.24% (H), 04/22/2022	5,919,000	5,917,253
0.30% (H), 04/29/2022	1,350,000	1,349,364

		7,266,617

Total Commercial Paper (Cost $123,196,661)		123,185,470

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Bill
0.19% (H), 05/05/2022	5,431,000	5,430,083
0.39% (H), 06/09/2022	4,502,000	4,498,738
0.51% (H), 06/30/2022	9,859,000	9,846,307

Total Short-Term U.S. Government Obligations (Cost $19,775,231)		19,775,128

	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (H)	15,773,619	15,773,619

Total Other Investment Company (Cost $15,773,619)		15,773,619

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 0.00% (H), dated 03/31/2022, to be repurchased at $19,137,383 on 04/01/2022. Collateralized by a U.S. Government Obligation, 0.25%, due 07/31/2025, and with a value of $19,520,198.	$ 19,137,383	19,137,383

Total Repurchase Agreement (Cost $19,137,383)		19,137,383

Total Investments (Cost $1,641,769,295)		1,987,280,670
Net Other Assets (Liabilities) - (8.3)%		(152,248,546)

Net Assets - 100.0%		$ 1,835,032,124

Transamerica Series Trust	Page 11

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	63	06/17/2022	$13,752,683	$14,271,863	$519,180	$—

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,098,997,572	$—	$—	$1,098,997,572
Preferred Stocks	431,118	—	—	431,118
Asset-Backed Securities	—	47,987,028	—	47,987,028
Corporate Debt Securities	—	250,454,338	—	250,454,338
Foreign Government Obligations	—	7,734,036	—	7,734,036
Mortgage-Backed Securities	—	53,981,814	—	53,981,814
Municipal Government Obligation	—	64,060	—	64,060
U.S. Government Agency Obligations	—	160,348,705	—	160,348,705
U.S. Government Obligations	—	189,410,399	—	189,410,399
Commercial Paper	—	123,185,470	—	123,185,470
Short-Term U.S. Government Obligations	—	19,775,128	—	19,775,128
Other Investment Company	15,773,619	—	—	15,773,619
Repurchase Agreement	—	19,137,383	—	19,137,383

Total Investments	$1,115,202,309	$872,078,361	$—	$1,987,280,670

Other Financial Instruments
Futures Contracts (J)	$519,180	$—	$—	$519,180

Total Other Financial Instruments	$519,180	$—	$—	$519,180

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $23,142,680, collateralized by cash collateral of $15,773,619 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,850,472. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate securities. The rates disclosed are as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the total value of 144A securities is $172,041,366, representing 9.4% of the Portfolio’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at March 31, 2022.
(I)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 12

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Multi-Managed Balanced VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most

Transamerica Series Trust	Page 13

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

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